INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX [Text Block]

8. INCOME TAX

a) Income tax expense

	Years ended December 31,
	2025	2024
Current income tax:
Current income tax expense	1,696	3,482
Deferred income tax:
Origination and reversal of temporary differences	(21,379)	31,061
Deferred tax adjustments related to prior periods	278	(3,001)
Deferred income tax (recovery) expense	(21,101)	28,060
Income tax (recovery) expense	(19,405)	31,542

For the year ended December 31, 2025, a deferred income tax recovery of $21,101 (2024 - deferred income tax expense of $28,060) was recognized, which includes a $9,238 recovery related to the recognition of previously unrecognized net capital losses that were utilized for offsetting the capital gain recognized on the sale of a minority interest in the New Prosperity Project (Note 22).

b) Effective tax rate reconciliation

	Years ended December 31,
	2025	2024
Income tax (recovery) expense at Canadian statutory rate of 36.5%(1)	(18,055)	6,603
Permanent differences	13,844	20,684
Foreign tax rate differential	1,482	629
Unrecognized tax benefits	1,097	6,627
Utilization of previously unrecognized capital losses	(9,238)	-
Recognition of previously unrecognized non capital losses	(7,569)	-
Deferred tax adjustments related to prior periods	(966)	(3,001)
Income tax (recovery) expense	(19,405)	31,542

(1) Combined Canadian federal and British Columbia corporate rate of 27% and the British Columbia mineral tax rate of 9.5%.

c) Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2025	2024
Property, plant and equipment	(105,117)	(3,620)
Other financial assets	55,756	6,370
Provisions	3,060	-
Other financial liabilities	(8,356)	(9,585)
Tax loss carry-forwards and other tax attributes	76,168	32,061
Deferred tax assets	21,511	25,226

Property, plant and equipment	(270,106)	(336,232)
Other financial assets	29,914	31,511
Provisions	37,808	44,096
Tax loss carry-forwards and other tax attributes	43,538	76,661
Deferred tax liabilities	(158,846)	(183,964)

d) Unrecognized deferred tax assets and liabilities

	As at December 31,
	2025	2024
Deductible temporary differences:
Debt	80,731	89,820
Losses and tax pools	50	28,082
Other financial assets	-	16,951
Deferred tax asset:
Debt	11,026	17,096
Losses and tax pools	14	7,582
Other financial assets	-	2,288

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.